Provisions (non-current and current)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions (non-current and current)

26. Provisions (non-current and current)

Provisions as at December 31, 2025 and 2024 consist of the following:

	31/12/25	31/12/24
Provision for legal claims	2,862	5,425
Provision for tax claims	400	436
Provision for warranties	1,680	1,866
Termination indemnities for sales agents	1,183	825
Other provisions	1,512	1,105
Total provisions	7,637	9,657
Less current portion	(1,680)	(1,866)
Non-current portion	5,957	7,791

The provision for legal claims includes the amounts accrued by the Group for the probable contingent liability related to legal procedures initiated by several third parties as result of past events.

The provision for tax claims refers to the amounts accrued by the Group for the probable liability that will be paid to settle some tax claims.

The provision for warranties includes the estimated liabilities for the Group’s obligation to repair or replace faulty products under the assurance warranty terms (see notes 4(r) and 4(t)). The warranty claims for the finished products sold are estimated based on past experience of the level of repairs, faulty products and disputes with customers. The Company expects that these costs will be incurred mainly in the next financial year. Significant assumptions used to calculate the provision for such assurance type warranty are the warranty period for all products sold, current sales levels and historical information available about repairs, faulty products and dispute with customers.

The termination indemnities for sales agents refer to termination indemnities, provided for by the current regulations, due to the Group’s agents upon termination of their agreement with the Company or relevant subsidiary.

The item "other provisions" includes amounts set aside for investments in joint ventures that have already been fully written down.

Changes in the above provisions for the years ended December 31, 2025 and 2024 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other provisions	Total
Balance as at December 31, 2023	7,432	489	2,352	861	502	11,636
Provisions made during the year	1,108	—	871	156	603	2,738
Provisions used during the year	(2,566)	(2)	(1,357)	(192)	—	(4,117)
Provisions reversed during the year	(549)	(51)	—	—	—	(600)
Balance as at December 31, 2024	5,425	436	1,866	825	1,105	9,657
Provisions made during the year	557	6	747	633	407	2,350
Provisions used during the year	(2,410)	(42)	(924)	(266)	—	(3,642)
Provisions reversed during the year	(710)	—	(9)	(9)	—	(728)
Balance as at December 31, 2025	2,862	400	1,680	1,183	1,512	7,637

As at 31 December 2025, the provision for legal disputes relates to 1,397 (3,795 as at 31 December 2024) and represents a probable contingent liability arising from legal claims brought by a group of employees against the Company in connection with an alleged misapplication of the social security procedure “CIGS—Cassa Integrazione Guadagni Straordinaria” without the correct implementation of temporal rotation during the period 2004–2016. According to the “CIGS” procedure, the Company pays a reduced salary to the worker for a certain period of time based on formal agreements signed with the Trade Unions and other Public Social parties. The Company, with the support of its legal advisors, has assessed the probable liability in respect of these legal claims at 1,397.